Earnings/(loss) per Share	12 Months Ended
Dec. 31, 2023
Earnings/(loss) per Share
Earnings/(loss) per Share
18.	Earnings/(loss) per Share

The profit/(loss) and weighted average number of common shares used in the calculation of basic and diluted earnings/(loss) per share are as follows:

As of December 31,	2023	2022	2021
Profit/(loss) for the period attributable to the Owners of the Group	145,249,722	84,557,539	(903,102)
Weighted average number of shares outstanding in the period	32,194,108	32,202,394	32,372,393
Earnings/(loss) per share, basic and diluted	4.51	2.63	(0.03)

During the years ended December 31, 2023, 2022 and 2021, there were no potentially dilutive instruments affecting weighted average number of shares, and hence diluted earnings per share equals basic earnings per share for the years presented.